Average Annual Total Returns - Janus Henderson Short Duration Income ETF		12 Months Ended	60 Months Ended	98 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.21%
Performance Inception Date				Nov. 16, 2016
ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.25%	2.46%	2.14%
Performance Inception Date				Nov. 16, 2016
Janus Henderson Short Duration Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.34%	2.99%	2.82%
Performance Inception Date				Nov. 16, 2016
Janus Henderson Short Duration Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	1.75%	1.62%
Performance Inception Date				Nov. 16, 2016
Janus Henderson Short Duration Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.73%	1.75%	1.64%
Performance Inception Date				Nov. 16, 2016

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Effective on or about October 7, 2025, the Fund changed the performance benchmark from the FTSE 3-Month U.S. Treasury Bill Index to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index as it has investment characteristics similar to the Fund.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.